Debt - Schedule of Long Term Debt Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Less: unamortized debt issuance costs	$ (855)	$ (557)
Total loans and borrowings	259,350	270,265
Less: current portion of long term debt	(45,689)	(45,093)
Long-term debt, net unamortized debt issuance costs and excluding current installments	213,661	225,172
NPS Murabaha Credit Facility [Member]
Total loans and borrowings	150,000	150,000
APICORP Bilateral Term Facility [Member]
Total loans and borrowings	43,750	46,875
SABB Bilateral Term Facility [Member]
Total loans and borrowings	40,000	43,333
Term Loan Ahli Bank [Member]
Total loans and borrowings	1,906	2,382
National Bank of Oman [Member]
Total loans and borrowings	20,000	23,333
National Bank of Oman [Member]
Total loans and borrowings	$ 4,549	$ 4,899